Material Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material Accounting Policies [Line Items]
Eligible employees, percentage	100.00%
Employee contributions period		50 years	50 years
Percentage of Employee contributions.		3.00%
Employees maximum contribution		$ 77,500
Net amounts		7,544	$ 8,019
Deferred tax asset		1,651
Deferred tax income		2,009	(1,337)
Tax expenses		1,200	200
Bottom of range [member]
Material Accounting Policies [Line Items]
Employee contribution			23,500
Deferred tax income		2,009
Top of range [member]
Material Accounting Policies [Line Items]
Employee contribution			31,000
Deferred tax income		2
Internal Revenue Service limits [Member]
Material Accounting Policies [Line Items]
Employee contribution		70,000
Contract Assets [Member]
Material Accounting Policies [Line Items]
Net amounts		$ 7,544	$ 8,019